Finance income and costs (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure Of Finance Income [Abstract]
Summary of Analysis of Finance Income	Finance income is analysed as follows:

	2025	2024	2023
Interest income from financial institutions	321	474	711
Other interest income	233	355	230
Total	554	829	941

Summary of Analysis of Finance Costs

Finance costs are analysed as follows:

	2025	2024	2023
Interest expenses due to financial institutions	2,561	2,864	3,346
Interest expenses related to lease liabilities	3,286	3,810	3,090
Other interest expenses	855	1,168	675
Financial institution commissions	1,989	2,359	2,156
Total	8,691	10,201	9,267